GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, Net
Balance at beginning of period	$ 2,635	$ 6,496
Additions	27,002	442
Amortization	(5,261)	(4,256)
OCI		(47)
Balance at end of period	24,376	2,635
Technology-Based Intangible Assets [Member]
Intangible assets, Gross
Balance at beginning of period	31,159	30,807
Additions	22,101	442
Amortization
OCI	152	(90)
Balance at end of period	53,412	31,159
Accumulated amortization
Balance at beginning of period	(21,810)	(21,242)
Additions
Amortization	(3,579)	(649)
OCI	(159)	81
Balance at end of period	(25,548)	(21,810)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Additions
Amortization
OCI
Balance at end of period	(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period	600	816
Additions	22,101	442
Amortization	(3,579)	(649)
OCI	(7)	(9)
Balance at end of period	19,115	600
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	31,911	31,940
Additions	4,901
Amortization
OCI	48	(29)
Balance at end of period	36,860	31,911
Accumulated amortization
Balance at beginning of period	(20,727)	(19,825)
Additions
Amortization	(1,465)	(928)
OCI	31	26
Balance at end of period	(22,161)	(20,727)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Additions
Amortization
OCI
Balance at end of period	(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period	758	1,689
Additions	4,901
Amortization	(1,465)	(928)
OCI	79	(3)
Balance at end of period	4,273	758
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,284	18,415
Additions
Amortization
OCI	219	(131)
Balance at end of period	18,503	18,284
Accumulated amortization
Balance at beginning of period	(11,897)	(9,314)
Additions
Amortization	(217)	(2,679)
OCI	(291)	96
Balance at end of period	(12,405)	(11,897)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions
Amortization
OCI
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	1,277	3,991
Additions
Amortization	(217)	(2,679)
OCI	(72)	(35)
Balance at end of period	$ 988	$ 1,277